Fair Value Measurements - Schedule of Discount for Lack of Marketability (Details)	Aug. 13, 2025 $ / shares
Schedule of Discount for Lack of Marketability [Abstract]
Underlying stock price	$ 9.74
Estimated probability of successful business combination	70.00%
Indicated marketable value of Class B ordinary shares	$ 6.82
Estimated volatility	80.00%
Risk-free rate	3.76%
Time to expiration (years)	1 year 6 months
Indicated cost of put option	$ 2.31
Estimated fair value of one Class B ordinary share	$ 4.51